Expense Example - Grayscale Ethereum Premium Income ETF [Member]	Apr. 25, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 67
Expense Example, with Redemption, 3 Years	$ 211